COHEN & STEERS SHORT DURATION PREFERRED AND INCOME ACTIVE ETF

SCHEDULE OF INVESTMENTS

June 30, 2026 (unaudited)

		Shares	Value
PREFERRED SECURITIES—EXCHANGE-TRADED	5.5%
BANKING	1.9%
Fifth Third Bancorp, 6.875% to 10/1/30(a)(b)		5,200	$134,680
First Horizon Corp., 6.75%, Series H(b)		5,000	124,900
M&T Bank Corp., 6.35%, Series K(b)		2,200	53,878
M&T Bank Corp., 7.50%, Series J(b)		9,831	255,606
Morgan Stanley, 6.875%, Series F(b)		2,100	52,710
Regions Financial Corp., 6.95% to 9/15/29(a)(b)		10,007	252,477

			874,251

FINANCIAL SERVICES	1.0%
Apollo Global Management, Inc., 7.625% to 9/15/28, due 9/15/53(a)		17,988	458,874

INSURANCE	1.9%
Aspen Insurance Holdings Ltd., 7.00% (Bermuda)(b)		5,100	118,728
Athene Holding Ltd., 7.75% to 12/30/27, Series E(a)(b)		2,900	72,529
F&G Annuities & Life, Inc., Senior Debt, 7.95%, due 12/15/53		4,000	98,160
Lincoln National Corp., 9.00%, Series D(b)		236	6,146
Reinsurance Group of America, Inc., 7.125% to 10/15/27, due 10/15/52(a)		23,377	599,386

			894,949

TELECOMMUNICATIONS	0.4%
T-Mobile USA, Inc., Senior Debt, 6.25%, due 9/1/69		8,000	185,840

UTILITIES	0.3%
Algonquin Power & Utilities Corp., 8.864% (3 Month USD Term SOFR + 4.01%), due 7/1/79, Series 19-A (Canada)(c)		4,591	117,024

TOTAL PREFERRED SECURITIES—EXCHANGE-TRADED (Identified cost—$2,573,456)			2,530,938

		Principal Amount*
PREFERRED SECURITIES—OVER-THE-COUNTER	90.9%
BANKING	57.8%
Banco Bilbao Vizcaya Argentaria SA, 7.125% to 5/8/33 (Spain)(a)(b)(d)		200,000	202,629
Banco Santander SA, 9.625% to 11/21/28 (Spain)(a)(b)(d)		1,000,000	1,089,896
Bank of America Corp., 6.125% to 4/27/27, Series TT(a)(b)		200,000	201,861
Bank of America Corp., 6.625% to 5/1/30, Series OO(a)(b)		174,000	179,475
Bank of Montreal, 6.709% to 8/25/26 (Canada)(a)(b)		517,000	514,840
Bank of Montreal, 6.875% to 11/26/30, due 11/26/85, Series 6 (Canada)(a)		600,000	610,408
Bank of Montreal, 7.70% to 5/26/29, due 5/26/84 (Canada)(a)		800,000	837,201
Bank of Nova Scotia, 6.578% (3 Month USD Term SOFR + 2.910%) (Canada)(b)(c)		110,000	109,655
Bank of Nova Scotia, 7.35% to 4/27/30, due 4/27/85 (Canada)(a)		200,000	207,321
Bank of Nova Scotia, 8.625% to 10/27/27, due 10/27/82 (Canada)(a)		200,000	208,174
Barclays PLC, 8.00% to 3/15/29 (United Kingdom)(a)(b)(d)		400,000	421,188
Barclays PLC, 8.50% to 6/15/30 (United Kingdom)(a)(b)(d)		GBP 200,000	281,938
Barclays PLC, 9.25% to 9/15/28 (United Kingdom)(a)(b)(d)		GBP 400,000	564,139
Barclays PLC, 9.625% to 12/15/29 (United Kingdom)(a)(b)(d)		200,000	222,018
BNP Paribas Cardif SA, 6.125% to 12/19/33 (France)(a)(b)(d)(e)		EUR 100,000	116,877
BNP Paribas SA, 7.75% to 8/16/29 (France)(a)(b)(d)(f)		300,000	314,396
BNP Paribas SA, 8.00% to 8/22/31 (France)(a)(b)(d)(f)		900,000	965,982

	Principal Amount*	Value
BNP Paribas SA, 8.50% to 8/14/28 (France)(a)(b)(d)(f)	300,000	$316,491
Canadian Imperial Bank of Commerce, 6.50% to 7/28/31, due 7/28/86 (Canada)(a)	200,000	200,518
Canadian Imperial Bank of Commerce, 7.00% to 10/28/30, due 10/28/85 (Canada)(a)	400,000	411,258
Charles Schwab Corp., 6.10% to 6/1/31, Series L(a)(b)	267,000	267,196
Citigroup, Inc., 6.625% to 2/15/31, Series HH(a)(b)	923,000	940,793
Citigroup, Inc., 6.875% to 8/15/30, Series GG(a)(b)	842,000	862,775
Citigroup, Inc., 7.20% to 5/15/29, Series BB(a)(b)	40,000	41,181
Citigroup, Inc., 7.375% to 5/15/28, Series Z(a)(b)	72,000	74,102
Citigroup, Inc., 7.625% to 11/15/28, Series AA(a)(b)	143,000	148,649
CoBank ACB, 6.25% to 10/1/26, Series I(a)(b)	150,000	150,263
CoBank ACB, 6.45% to 10/1/27, Series K(a)(b)	250,000	251,226
CoBank ACB, 6.75% to 7/1/31, Series N(a)(b)	250,000	251,943
CoBank ACB, 7.25% to 7/1/29(a)(b)	250,000	255,220
Commerzbank AG, 7.50% to 10/9/30 (Germany)(a)(b)(d)(e)	200,000	209,206
Coventry Building Society, 8.75% to 6/11/29 (United Kingdom)(a)(b)(d)(e)	GBP 200,000	279,641
Credit Agricole SA, 7.25% to 9/23/28 (France)(a)(b)(d)(e)	EUR 500,000	606,903
Deutsche Bank AG, 8.125% to 10/30/29 (Germany)(a)(b)(d)(e)	EUR 200,000	249,472
Erste Group Bank AG, 7.00% to 4/15/31 (Austria)(a)(b)(d)(e)	EUR 200,000	248,514
Goldman Sachs Group, Inc., 7.50% to 5/10/29, Series X(a)(b)	411,000	431,306
HSBC Holdings PLC, 6.75% to 3/24/31 (United Kingdom)(a)(b)(d)	600,000	605,531
HSBC Holdings PLC, 7.05% to 6/5/30 (United Kingdom)(a)(b)(d)	600,000	616,205
Huntington Bancshares, Inc., 6.25% to 10/15/30, Series K(a)(b)	62,000	62,671
ING Groep NV, 7.00% to 11/16/32 (Netherlands)(a)(b)(d)	400,000	411,712
ING Groep NV, 8.00% to 5/16/30 (Netherlands)(a)(b)(d)(e)	500,000	533,201
JPMorgan Chase & Co., 6.10% to 7/1/31, Series PP(a)(b)	308,000	311,993
JPMorgan Chase & Co., 6.875% to 6/1/29, Series NN(a)(b)	300,000	314,407
Julius Baer Group Ltd., 6.625% to 8/15/29 (Switzerland)(a)(b)(d)(e)	EUR 200,000	239,475
Julius Baer Group Ltd., 6.875% to 6/9/27 (Switzerland)(a)(b)(d)(e)	600,000	605,117
Lloyds Banking Group PLC, 7.50% to 6/27/30 (United Kingdom)(a)(b)(d)	GBP 200,000	273,722
Lloyds Banking Group PLC, 7.875% to 6/27/29 (United Kingdom)(a)(b)(d)(e)	GBP 200,000	276,931
Nationwide Building Society, 7.50% to 12/20/30 (United Kingdom)(a)(b)(d)(e)	GBP 400,000	545,724
Piraeus Bank SA, 6.75% to 12/30/30 (Greece)(a)(b)(d)(e)	EUR 200,000	241,619
PNC Financial Services Group, Inc., 6.00% to 5/15/27, Series U(a)(b)	74,000	74,368
PNC Financial Services Group, Inc., 6.25% to 3/15/30, Series W(a)(b)	72,000	73,636
Royal Bank of Canada, 6.75% to 8/24/30, due 8/24/85 (Canada)(a)	850,000	865,036
Societe Generale SA, 6.75% to 4/6/28 (France)(a)(b)(d)(f)	650,000	656,211
Societe Generale SA, 8.125% to 11/21/29 (France)(a)(b)(d)(f)	450,000	474,074
Standard Chartered PLC, 7.875% to 3/8/30 (United Kingdom)(a)(b)(d)(f)	400,000	421,916
State Street Corp., 6.70% to 3/15/29, Series I(a)(b)	50,000	51,734
State Street Corp., 6.70% to 9/15/29, Series J(a)(b)	50,000	51,846
Swedbank AB, 7.75% to 3/17/30 (Sweden)(a)(b)(d)(e)	400,000	423,065
Toronto-Dominion Bank, 7.25% to 7/31/29, due 7/31/84 (Canada)(a)	1,200,000	1,245,906
Toronto-Dominion Bank, 8.125% to 10/31/27, due 10/31/82 (Canada)(a)	400,000	413,697
Truist Financial Corp., 6.669% to 9/1/26, Series N(a)(b)	1,120,000	1,119,827
UBS Group AG, 6.625% to 1/8/31 (Switzerland)(a)(b)(d)(f)	1,000,000	1,006,420
UBS Group AG, 6.85% to 9/10/29 (Switzerland)(a)(b)(d)(f)	450,000	458,628
UBS Group AG, 7.75% to 4/12/31 (Switzerland)(a)(b)(d)(f)	200,000	211,423
UBS Group AG, 9.25% to 11/13/28 (Switzerland)(a)(b)(d)(f)	200,000	215,359
UniCredit SpA, 3.875% to 6/3/27 (Italy)(a)(b)(d)(e)	EUR 200,000	228,432
Wells Fargo & Co., 6.125% to 6/15/31, Series GG(a)(b)	304,000	307,740

		Principal Amount*	Value
Wells Fargo & Co., 7.625% to 9/15/28(a)(b)		239,000	$251,563

			26,833,844

CONSUMER DISCRETIONARY PRODUCTS	1.3%
Stellantis NV, 6.875% to 12/16/33(a)(b)(e)		EUR 100,000	111,610
Stellantis NV, 8.25% to 6/16/32(a)(b)(e)		GBP 300,000	389,593
Volkswagen International Finance NV, 4.625% to 6/27/28 (Germany)(a)(b)(e)		EUR 100,000	114,872

			616,075

ENERGY	0.2%
Sunoco LP, 7.875% to 9/18/30(a)(b)(f)		105,000	109,261

FINANCIAL SERVICES	3.0%
Ally Financial, Inc., 4.70% to 5/15/28, Series C(a)(b)		100,000	96,909
Ally Financial, Inc., 7.10% to 8/15/31, Series D(a)(b)		120,000	121,659
ARES Finance Co. III LLC, 4.125% to 7/30/26, due 6/30/51(a)(f)		115,000	115,194
HA Sustainable Infrastructure Capital, Inc., 7.125% to 8/17/31, due 11/15/56(a)		598,000	608,513
HA Sustainable Infrastructure Capital, Inc., 8.00% to 3/1/31, due 6/1/56(a)		75,000	79,501
ILFC E-Capital Trust II, 6.73% (30 Year CMT + 1.800%), due 12/21/65(c)(f)		200,000	176,702
Nomura Holdings, Inc., 7.00% to 7/15/30 (Japan)(a)(b)(d)		200,000	205,771

			1,404,249

HEALTH CARE	0.9%
CVS Health Corp., 7.00% to 12/10/29, due 3/10/55(a)		200,000	207,728
Humana, Inc., 6.625% to 6/15/31, due 9/15/56(a)		193,000	192,487

			400,215

INSURANCE	6.8%
Allstate Corp., 6.851% (3 Month USD Term SOFR + 3.200%), due 8/15/53, Series B(c)		52,000	52,162
Argentum Netherlands BV for Swiss Re Ltd., 5.524% to 8/15/27 (Switzerland)(a)(b)(e)		600,000	602,671
AXA SA, 5.125% to 1/17/27, due 1/17/47 (France)(a)(e)		200,000	200,069
AXA SA, 5.75% to 6/2/30 (France)(a)(b)(d)(e)		EUR 200,000	236,609
Corebridge Financial, Inc., 6.875% to 9/15/27, due 12/15/52(a)		115,000	117,056
Corebridge Financial, Inc., 6.875% to 12/1/30(a)(b)		401,000	417,523
Credit Agricole Assurances SA, 5.875% to 6/17/32 (France)(a)(b)(d)(e)		EUR 100,000	116,246
Global Atlantic Fin Co., 7.25% to 3/1/31, due 3/1/56(a)(f)		265,000	259,906
Global Atlantic Fin Co., 7.95% to 7/15/29, due 10/15/54(a)(f)		150,000	151,163
Hartford Insurance Group, Inc., 6.038% (3 Month USD Term SOFR + 2.387%), due 2/12/47, Series ICON(c)(f)		94,000	92,543
Lincoln National Corp., 9.25% to 12/1/27, Series C(a)(b)		155,000	163,322
RLGH Finance Bermuda Ltd., 6.875% to 5/19/32 (Japan)(a)(b)(e)		600,000	600,616
Voya Financial, Inc., 7.758% to 9/15/28, Series A(a)(b)		146,000	151,951

			3,161,837

PIPELINES	5.0%
Enbridge, Inc., 5.50% to 7/15/27, due 7/15/77, Series 2017-A (Canada)(a)		160,000	160,203
Enbridge, Inc., 6.00% to 1/15/27, due 1/15/77, Series 16-A (Canada)(a)		160,000	160,966
Enbridge, Inc., 6.25% to 3/1/28, due 3/1/78 (Canada)(a)		235,000	237,300
Enbridge, Inc., 7.375% to 10/15/27, due 1/15/83 (Canada)(a)		105,000	107,562
Enbridge, Inc., 8.25% to 10/15/28, due 1/15/84, Series NC5 (Canada)(a)		70,000	73,931
Energy Transfer LP, 6.50% to 8/17/26, Series H(a)(b)		200,000	200,761
Energy Transfer LP, 6.625% to 2/15/28, Series B(a)(b)		201,000	202,726
Energy Transfer LP, 7.125% to 5/15/30, Series G(a)(b)		148,000	152,784
Phillips 66 Co., 5.875% to 12/15/30, due 3/15/56, Series A(a)		191,000	189,654

		Principal Amount*	Value
South Bow Canadian Infrastructure Holdings Ltd., 7.625% to 12/1/29, due 3/1/55 (Canada)(a)		280,000	$293,401
Transcanada Trust, 5.875% to 8/15/26, due 8/15/76, Series 16-A (Canada)(a)		249,000	249,318
Venture Global LNG, Inc., 9.00% to 9/30/29(a)(b)(f)		289,000	282,305

			2,310,911

REAL ESTATE	0.3%
Unibail-Rodamco-Westfield SE, 4.875% to 7/4/30 (France)(a)(b)(e)		EUR 100,000	115,841

TELECOMMUNICATIONS	4.6%
Bell Canada, 6.875% to 6/15/30, due 9/15/55 (Canada)(a)		115,000	117,612
Rogers Communications, Inc., 5.25% to 3/15/27, due 3/15/82 (Canada)(a)(f)		395,000	393,721
Rogers Communications, Inc., 6.875% to 5/2/31, due 7/31/56 (Canada)(a)		92,000	93,118
Rogers Communications, Inc., 7.00% to 2/14/30, due 4/15/55 (Canada)(a)		50,000	51,188
Telefonica Europe BV, 6.135% to 2/3/30 (Spain)(a)(b)(e)		EUR 100,000	121,713
Telefonica Europe BV, 6.75% to 6/7/31 (Spain)(a)(b)(e)		EUR 200,000	251,606
TELUS Corp., 6.375% to 3/9/31, due 6/9/56 (Canada)(a)		220,000	220,123
TELUS Corp., 6.625% to 7/15/30, due 10/15/55 (Canada)(a)		445,000	451,470
TELUS Corp., 6.625% to 3/9/36, due 6/9/56 (Canada)(a)		30,000	29,939
Verizon Communications, Inc., 3.996% to 3/17/31, due 6/15/56(a)		EUR 100,000	113,462
Verizon Communications, Inc., 5.742% to 3/17/31, due 6/15/56(a)		GBP 100,000	132,280
Verizon Communications, Inc., 6.05% to 2/14/33, due 5/14/58(a)		150,000	151,428

			2,127,660

UTILITIES	11.0%
Algonquin Power & Utilities Corp., 4.75% to 1/18/27, due 1/18/82 (Canada)(a)		525,000	520,177
American Electric Power Co., Inc., 7.05% to 9/15/29, due 12/15/54(a)		50,000	52,165
CenterPoint Energy, Inc., 5.95% to 1/1/31, due 4/1/56(a)		249,000	249,032
CenterPoint Energy, Inc., 7.00% to 11/15/29, due 2/15/55, Series A(a)		400,000	414,562
CMS Energy Corp., 3.75% to 9/1/30, due 12/1/50(a)		120,000	111,765
Dominion Energy, Inc., 4.35% to 1/15/27, Series C(a)(b)		75,000	74,648
Dominion Energy, Inc., 6.00% to 11/15/30, due 2/15/56(a)		190,000	190,928
Dominion Energy, Inc., 6.15% to 9/16/31, due 12/15/56(a)		163,000	163,539
Dominion Energy, Inc., 6.875% to 11/3/29, due 2/1/55, Series A(a)		195,000	201,585
Emera U.S. Finance LLC, 6.65% to 7/1/31, due 10/1/56, Series A(a)		404,000	409,227
Enel SpA, 6.625% to 4/16/31 (Italy)(a)(b)(e)		EUR 100,000	126,113
Eni SpA, 4.125% to 1/19/32 (Italy)(a)(b)(e)		EUR 150,000	170,070
Entergy Corp., 7.125% to 9/1/29, due 12/1/54(a)		50,000	51,718
Evergy, Inc., 6.65% to 3/2/30, due 6/1/55(a)		170,000	174,379
Eversource Energy, 6.10% to 5/15/31, due 8/15/56, Series A(a)		369,000	368,406
NextEra Energy Capital Holdings, Inc., 6.00% to 7/4/31, due 10/1/56, Series AA(a)		229,000	228,954
NextEra Energy Capital Holdings, Inc., 6.375% to 5/15/30, due 8/15/55(a)		115,000	117,178
Puget Energy, Inc., 7.00% to 6/15/31, due 9/15/56(a)		198,000	200,394
Sempra, 4.125% to 1/1/27, due 4/1/52(a)		90,000	89,281
Sempra, 6.875% to 7/1/29, due 10/1/54(a)		70,000	71,653
Southern Co., 3.75% to 7/10/26, due 9/15/51, Series 21-A(a)		645,000	644,062
Spire, Inc., 6.25% to 3/1/31, due 6/1/56(a)		135,000	134,555
Vistra Corp., 8.00% to 10/15/26(a)(b)(f)		250,000	252,667
Xcel Energy, Inc., 5.75% to 9/3/31, due 12/3/56(a)		100,000	98,861

			5,115,919

TOTAL PREFERRED SECURITIES—OVER-THE-COUNTER (Identified cost—$42,178,655)			42,195,812

		Principal Amount*	Value
CORPORATE BONDS	0.8%
SOFTWARE & TECH SERVICES	0.3%
Salesforce, Inc., 4.50%, due 3/15/28		160,000	$159,855

TELECOMMUNICATIONS	0.5%
SoftBank Group Corp., 8.25%, due 10/22/31 (Japan)(e)		200,000	206,498

TOTAL CORPORATE BONDS (Identified cost—$359,872)			366,353

		Shares
SHORT-TERM INVESTMENTS	2.1%
MONEY MARKET FUNDS
State Street Institutional Treasury Plus Money Market Fund, Premier Class, 3.58%(g)		928,807	928,807
State Street Institutional U.S. Government Money Market Fund, Premier Class, 3.58%(g)		67,912	67,912

TOTAL SHORT-TERM INVESTMENTS (Identified cost—$996,719)			996,719

TOTAL INVESTMENTS IN SECURITIES (Identified cost—$46,108,702)	99.3%		46,089,822
OTHER ASSETS IN EXCESS OF LIABILITIES	0.7		345,738

NET ASSETS	100.0%		$46,435,560

Forward Foreign Currency Exchange Contracts
Counterparty	Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Appreciation (Depreciation)
Brown Brothers Harriman	EUR	2,968,615	USD	3,401,900	7/23/26	$7,073
Brown Brothers Harriman	GBP	1,836,162	USD	2,430,234	7/23/26	(5,305)
Brown Brothers Harriman	GBP	247,023	USD	327,029	7/23/26	(629)

						$1,139

Glossary of Portfolio Abbreviations
CMT	Constant Maturity Treasury
EUR	Euro Currency
GBP	British Pound
ICON	Income Capital Obligation Note
SOFR	Secured Overnight Financing Rate
USD	United States Dollar

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Schedule of Investments.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Preferred Securities—Exchange-Traded	$2,530,938	$—	$—	$2,530,938
Preferred Securities—Over-the-Counter	—	42,195,812	—	42,195,812
Corporate Bonds	—	366,353	—	366,353
Short-Term Investments	—	996,719	—	996,719

Total Investments in Securities	$2,530,938	$43,558,884	$—	$46,089,822

Forward Foreign Currency Exchange Contracts	$—	$7,073	$—	$7,073

Total Derivative Assets	$—	$7,073	$—	$7,073

Forward Foreign Currency Exchange Contracts	$—	$(5,934)	$—	$(5,934)

Total Derivative Liabilities	$—	$(5,934)	$—	$(5,934)

Note: Percentages indicated are based on the net assets of the Fund.

*	Amount denominated in U.S. dollars unless otherwise indicated.
(a)	Security converts to floating rate after the indicated fixed–rate coupon period.
(b)	Perpetual security. Perpetual securities have no stated maturity date, but they may be called/redeemed by the issuer.
(c)	Variable rate. Rate shown is in effect at June 30, 2026.
(d)

Contingent Capital security (CoCo). CoCos are debt or preferred securities with loss absorption characteristics built into the terms of the security for the benefit of the issuer. Aggregate holdings amounted to $15,092,681 or 32.5% of the net assets of the Fund.

(e)

Securities exempt from registration under Regulation S of the Securities Act of 1933. These securities are subject to resale restrictions. Aggregate holdings amounted to $8,168,304 which represents 17.6% of the net assets of the Fund, of which 0.0% are illiquid.

(f)

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. Aggregate holdings amounted to $6,874,362 which represents 14.8% of the net assets of the Fund, of which 0.0% are illiquid.

(g)	Rate quoted represents the annualized seven–day yield.

COHEN & STEERS SHORT DURATION PREFERRED AND INCOME ACTIVE ETF

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

Note 1. Portfolio Valuation

Investments in securities that are listed on the New York Stock Exchange (NYSE) are valued, except as indicated below, at the last sale price reflected at the close of the NYSE on the business day as of which such value is being determined. If there has been no sale on such day, the securities are valued at the mean of the closing bid and ask prices on such day or, if no ask price is available, at the bid price. Forward foreign currency exchange contracts are valued daily at the prevailing forward exchange rate.

Securities not listed on the NYSE but listed on other domestic or foreign securities exchanges are valued in a similar manner. Securities traded on more than one securities exchange are valued at the last sale price reflected at the close of the exchange representing the principal market for such securities on the business day as of which such value is being determined.

Readily marketable securities traded in the over-the-counter (OTC) market, including listed securities whose primary market is believed by Cohen & Steers Capital Management, Inc. (the investment advisor) to be OTC, are valued on the basis of prices provided by a third-party pricing service or third-party broker-dealers when such prices are believed by the investment advisor, pursuant to delegation by the Board of Trustees, to reflect the fair value of such securities.

Fixed-income securities are valued on the basis of prices provided by a third-party pricing service or third-party broker-dealers when such prices are believed by the investment advisor, pursuant to delegation by the Board of Trustees, to reflect the fair value of such securities. The pricing services or broker-dealers use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services or broker-dealers may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services or broker-dealers also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or characteristics such as benchmark yield curves, option-adjusted spreads, credit spreads, estimated default rates, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features which are then used to calculate the fair values.

Short-term debt securities with a maturity date of 60 days or less are valued at amortized cost, which approximates fair value. Investments in open-end mutual funds are valued at net asset value (NAV).

The Board of Trustees has designated the investment advisor as the Fund’s “Valuation Designee” under Rule 2a-5 under the Investment Company Act of 1940. As Valuation Designee, the investment advisor is authorized to make fair valuation determinations, subject to the oversight of the Board of Trustees. The investment advisor has established a valuation committee (Valuation Committee) to administer, implement and oversee the fair valuation process according to the policies and procedures approved annually by the Board of Trustees. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Securities for which market prices are unavailable, or securities for which the investment advisor determines that the bid and/or ask price or a counterparty valuation does not reflect market value, will be valued at fair value, as determined in good faith by the Valuation Committee, pursuant to procedures approved by the Fund’s Board of Trustees. Circumstances in which market prices may be unavailable include, but are not limited to, when trading in a security is suspended, the exchange on which the security is traded is subject to an unscheduled close or disruption or material events occur after the close of the exchange on which the security is principally traded. In these circumstances, the Fund determines fair value in a manner that fairly reflects the market value of the security on the valuation date based on consideration of any information or factors it deems appropriate. These may include, but are not limited to, recent transactions in comparable securities, information relating to the specific security and developments in the markets.

The Fund’s use of fair value pricing may cause the NAV of Fund shares to differ from the NAV that would be calculated using market quotations. Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security may be materially different than the value that could be realized upon the sale of that security.

Fair value is defined as the price that the Fund would expect to receive upon the sale of an investment or expect to pay to transfer a liability in an orderly transaction with an independent buyer in the principal market or, in the absence of a principal market, the most advantageous market for the investment or liability. The hierarchy of inputs that are used in determining the fair value of the Fund’s investments is summarized below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing investments may or may not be an indication of the risk associated with those investments. Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy.

COHEN & STEERS SHORT DURATION PREFERRED AND INCOME ACTIVE ETF

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)—(Continued)

The levels associated with valuing the Fund’s investments as of June 30, 2026 are disclosed in the Fund’s Schedule of Investments.

Note 2. Derivative Investments

Forward Foreign Currency Exchange Contracts: The Fund is permitted to enter into forward foreign currency exchange contracts to hedge the currency exposure associated with certain of its non-U.S. dollar-denominated securities. A forward foreign currency exchange contract is a commitment between two parties to purchase or sell foreign currency at a set price on a future date. The market value of a forward foreign currency exchange contract fluctuates with changes in foreign currency exchange rates. These contracts are marked to market daily and the change in value is recorded by the Fund as unrealized appreciation and/or depreciation on forward foreign currency exchange contracts. Realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed are included in net realized gain or loss on forward foreign currency exchange contracts. For federal income tax purposes, the Fund has made an election to treat gains and losses from forward foreign currency exchange contracts as capital gains and losses.

Forward foreign currency exchange contracts involve elements of market risk in excess of the amounts reflected on the Schedule of Investments. The Fund bears the risk of an unfavorable change in the foreign exchange rate underlying the contract. Risks may also arise upon entering these contracts from the potential inability of the counterparties to meet the terms of their contracts. In connection with these contracts, securities may be identified as collateral in accordance with the terms of the respective contracts.